Average Annual Total Returns - A C I Shares - JPMorgan SmartRetirement 2040 Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class A Return After Taxes on Distributions Past 1 Year	Class A Return After Taxes on Distributions Past 5 Years	Class A Return After Taxes on Distributions Past 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	S&P TARGET DATE 2040 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	S&P TARGET DATE 2040 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	S&P TARGET DATE 2040 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years	JPM SMARTRETIREMENT 2040 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	JPM SMARTRETIREMENT 2040 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	JPM SMARTRETIREMENT 2040 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	9.58%	9.64%	8.69%	8.29%	8.09%	7.43%	6.42%	7.30%	6.70%	13.06%	9.98%	8.63%	14.90%	10.82%	9.32%	13.37%	10.95%	9.26%	12.76%	11.17%	9.47%